Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41676
Entity Registrant Name	Himalaya Shipping Ltd.
Entity Central Index Key	0001959455
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31